Related Party Transactions - Founder Shares (Details) - USD ($)					9 Months Ended	12 Months Ended
	Dec. 31, 2019	May 10, 2019	Apr. 10, 2019	Mar. 28, 2019	Dec. 31, 2019	Dec. 31, 2019
Related Party Transaction [Line Items]
Number of shares held by sponsor						5,020,000
Threshold period for not to transfer, assign or sell any of their shares or warrants after the completion of the initial business combination		1 year			30 days
Closing price of common stock	$ 10.00	$ 12.00			$ 10.00	$ 10.00
Closing price of share for threshold trading days		20 days			20 days
Closing price of share for threshold consecutive trading days		30 days			30 days
Threshold period after the business combination in which the 20 trading days within any 30 trading day period commences		150 days
Harry E. Sloan
Related Party Transaction [Line Items]
Transfer of shares to initial stockholder			4,930,625
Purchase price			$ 12,250
Number of shares for forfeited		30,625
Sponsor
Related Party Transaction [Line Items]
Transfer of shares to initial stockholder	20,000					20,000
Number of shares held by sponsor	5,020,000		5,131,875
Number of shares for forfeited		31,875
Number of founder shares outstanding		10,000,000
Mr. Sloan
Related Party Transaction [Line Items]
Number of shares for forfeited		30,625
Class B ordinary shares
Related Party Transaction [Line Items]
Number of founder shares outstanding	10,000,000				10,000,000	10,000,000
Class B ordinary shares | Sponsor
Related Party Transaction [Line Items]
Number of shares issued to sponsor				10,062,500
Capital contribution by sponsor				$ 25,000
Capital contribution by sponsor per share				$ 0.002